Equity (Details) - Schedule of Share Option Awards Outstanding and the Related Weighted Average Exercise Price		6 Months Ended				12 Months Ended
		Jun. 30, 2024 $ / shares shares		Jun. 30, 2024 $ / shares ₪ / shares shares		Dec. 31, 2023 $ / shares ₪ / shares shares		Dec. 31, 2023 ₪ / shares shares		Dec. 31, 2022 $ / shares shares		Dec. 31, 2022 $ / shares ₪ / shares shares		Dec. 31, 2021 $ / shares shares		Dec. 31, 2021 $ / shares ₪ / shares shares		Dec. 31, 2022 ₪ / shares	[2]	Dec. 31, 2021 ₪ / shares	[2]
Equity (Details) - Schedule of Share Option Awards Outstanding and the Related Weighted Average Exercise Price [Line Items]
Number of potential Ordinary shares Outstanding at beginning of the year (in Shares)		133,976		133,976		144,681		144,681		73,951		73,951		43,825		43,825
Number of potential ordinary shares Exercisable at end of the year (in Shares)		114,535		114,535		76,700		76,700		48,687		48,687		28,286		28,286
Number of potential ordinary shares Granted (in Shares)		27,544		27,544		11,539		11,539		74,980		74,980		34,226		34,226
Exercise price range Granted | (per share)			[1]					₪ 3	[2]
Number of potential ordinary shares Exercised (in Shares)		(1,805)	[3]	(1,805)	[3]		[4]		[4]		[4]		[4]	(200)	[4]	(200)	[4]
Exercise price range Exercised | (per share)		$ 1.6	[3]						[2],[4]				[2],[4]	$ 100	[2],[4]
Number of potential ordinary shares Forfeited (in Shares)		(4,272)		(4,272)		(7,211)		(7,211)		(4,250)		(4,250)		(2,950)		(2,950)
Exercise price range Forfeited | $ / shares	[1]
Number of potential ordinary shares Expired (in Shares)						(15,033)		(15,033)						(950)		(950)
Exercise price range Expired | (per share)			[1]										[2]
Number of potential ordinary shares Outstanding at end of the year (in Shares)		150,083		150,083		133,976		133,976		144,681		144,681		73,951		73,951
Exercise price range Outstanding at end of the year | $ / shares	[1]
Minimum [Member]
Equity (Details) - Schedule of Share Option Awards Outstanding and the Related Weighted Average Exercise Price [Line Items]
Exercise price range Outstanding at beginning of the year | (per share)		0.82	[1]	₪ 3	[2]			₪ 137.8	[2]	$ 100	[2]	₪ 234	[2]	$ 100	[2]
Exercise price range Exercisable at end of the year | (per share)		0.01	[1]	₪ 0.01	[1]	₪ 3	[2]	3	[2]					100	[2]	$ 100	[2]	₪ 141.8
Exercise price range Granted | (per share)		0.01										137.8	[2]	234	[2]
Exercise price range Forfeited | (per share)		40	[1]					194	[2]			137.8	[2]	100	[2]
Exercise price range Expired | (per share)		38.3						194	[2]					100	[2]
Exercise price range Outstanding at end of the year | (per share)		0.01				₪ 0.82	[1]	3	[2]			137.8	[2]	100	[2]	$ 234	[2]
Maximum [Member]
Equity (Details) - Schedule of Share Option Awards Outstanding and the Related Weighted Average Exercise Price [Line Items]
Exercise price range Outstanding at beginning of the year | (per share)		247.1	[1]	₪ 800	[2]			800	[2]	100	[2]	₪ 141.8	[2]			260	[2]
Exercise price range Exercisable at end of the year | (per share)		247.1	[1]	₪ 247.1	[1]	₪ 400	[2]	400	[2]	$ 100	[2]	₪ 100	[2]							₪ 234
Exercise price range Granted | (per share)		10.7	[1]									₪ 800	[2]			141.8	[2]
Exercise price range Forfeited | (per share)		62.2	[1]					100	[2]			194	[2]			260	[2]
Exercise price range Expired | (per share)		48.6	[1]					100	[2]							260	[2]
Exercise price range Outstanding at end of the year | (per share)		$ 247.1	[1]			₪ 247.1	[1]	₪ 800	[2]			₪ 800	[2]	$ 100	[2]	$ 141.8	[2]

[1]	Per 1 Ordinary Share of with no par value. Exercise price is quoted in denominated currency (see also Note 2B).
[2]	Per 1 Ordinary Share of with no par value. Exercise price is quoted in denominated currency.
[3]	Average share price for options exercised in 2024 – $ 5.79.
[4]	Including options exercised on a cashless basis. Average share price for options exercised in 2021 – $ 96.